Subsequent events	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 4:	Subsequent events

1.

On July 17, 2023 the company signed a turnkey scale-up agreement with Biopharmax Group Ltd. This strategic agreement is designed to bolster the company’s manufacturing infrastructure to support our long-term growth trajectory.  The objective of this agreement is to establish, commission, and validate a cutting-edge, sterile, and GMP-compliant manufacturing facility. The venture aims to increase our production capacity significantly, projected to expand to six times the current capacity, aligning with our strategic plan to meet the escalating global demand for NexoBrid.

The new facility, equipped with fully operational clean rooms, will be exclusively designed for NexoBrid production. It will comply with stringent regulations from the GMP, FDA, EMA, Israeli Ministry of Health, and relevant Israeli regulatory bodies. An estimated $12,000 will be invested in the project, set for completion by mid-2024, with full-scale manufacturing expected to commence in 2025.

The Scale-up Agreement encompasses various standard provisions, including those related to reporting, compliance, guarantees, representations, liability, insurance, confidentiality, and ownership.

2.

Alongside entering the Scale-up Agreement, the company has also secured a new lease agreement with the current property owner. This agreement allows the company to continue the utilization of our existing facilities and the planned manufacturing site. This property, located in Yavne, Israel, serves as the base for the company’s administrative headquarters, research and development laboratories, and manufacturing plant. The duration of the lease extends until 2035, with an option for a further three-year extension until 2038. In parallel the existing sub lease agreement with Clal Life Science L.P. and the company was terminated.

The property, measuring approximately 32,500 square feet, will encompass the new manufacturing facility. As per the Lease Agreement, the annual rent is set at approximately $625. This rent is indexed to the Israeli Consumer Price Index and will see a staged increase of 6% every three years.